LEASES (Schedule of Supplemental Balance Sheet Information Related Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease ROU assets	$ 3,492
Operating lease liabilities, current	919
Operating lease liabilities, long-term	$ 2,515
Weighted average remaining lease term (in years)	2 years 11 months 1 day
Weighted average discount rate	3.64%